REVENUE	3 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
REVENUE

3.	REVENUE

In the following table, Revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	Three Months Ended March 31,
	2026	2025
Main revenue streams
Brokerage Commissions	$462,562	$351,749
Title	1,259	1,030
Mortgage Broker Income	1,294	1,076
Wallet	436	126
Total Revenue	$465,551	$353,981

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2026 AND 2025

UNAUDITED